Long-term Debt - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term Debt, by Current and Noncurrent [Abstract]
Interest on long term debt and bareboat leases	$ 69,977	$ 48,814	$ 40,449
Less: Interest capitalized	(1,753)	(2,423)	(3,940)
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Income (Note 18)	(3)	852	1,252
Amortization of debt issuance costs	3,253	2,660	2,855
Other bank and finance charges	2,241	555	601
Interest and finance costs	$ 73,715	$ 50,458	$ 41,217